Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Board Of Directors [Member] | Consulting agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction Strategic Consulting Services Fee From Transaction With Related Party Monthly	$ 2,000	$ 8,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Monthly Consulting Fee		$ 26,000